                      Supplement Dated August 28, 2000 to
                        Prospectus Dated May 1, 2000 for
                Pacific Innovations, a variable annuity contract
                    issued by Pacific Life Insurance Company

                           This supplement changes page 7 of the Prospectus with the following:

                          -----------------------------------------------------
                           Other Expenses
An Overview of Pacific     The table also shows the Fund expenses for each
Innovations: Fees and      Portfolio based on expenses in 1999, adjusted to
Expenses Paid by the       reflect recently reduced custody fees. To help
Pacific Select Fund:       limit Fund expenses, effective July 1, 2000 we have
Other Expenses is          contractually agreed to waive all or part of our
replaced                   investment advisory fees or otherwise reimburse
                           each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to us to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, our right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established
                           0.25% expense cap. Any amounts repaid to us will have the effect of increasing expenses of the Portfolio, but not above the 0.10% expense cap.
                           There is no guarantee that we will continue to cap expenses after December 31, 2001. In 1999, Pacific
                           Life reimbursed the Small-Cap Index Portfolio
                           $96,949.

                    --------------------------------------------------------------------------------------
                                                                                   Less
                                                 Advisory Other    12b-1 Total     adviser's     Total net
                    Portfolio                    fee      expenses fees+ expenses+ reimbursement expenses
                    --------------------------------------------------------------------------------------
                                                        As an annual % of average daily net assets
                    Aggressive Equity             0.80     0.04     --    0.84         --         0.84
                    Emerging Markets/1/           1.10     0.19     --    1.29         --         1.29
                    Diversified Research/2/       0.90     0.05     --    0.95         --         0.95
                    Small-Cap Equity              0.65     0.04     --    0.69         --         0.69
                    International Large-Cap/2/    1.05     0.10     --    1.15         --         1.15
                    Equity                        0.65     0.03     --    0.68         --         0.68
                    I-Net Tollkeeper/2/           1.50     0.14     --    1.64        (0.04)      1.60
                    Multi-Strategy                0.65     0.04     --    0.69         --         0.69
                    Equity Income                 0.65     0.04     --    0.69         --         0.69
                    Growth LT                     0.75     0.03     --    0.78         --         0.78
                    Mid-Cap Value                 0.85     0.07     --    0.92         --         0.92
                    Equity Index/3/               0.25     0.04     --    0.29         --         0.29
                    Small-Cap Index               0.50     0.30     --    0.80        (0.20)      0.60
                    REIT                          1.10     0.15     --    1.25        (0.05)      1.20
                    International Value           0.85     0.09     --    0.94         --         0.94
                    Government Securities         0.60     0.05     --    0.65         --         0.65
                    Managed Bond/1/               0.60     0.05     --    0.65         --         0.65
                    Money Market/1/               0.35     0.04     --    0.39         --         0.39
                    High Yield Bond/1/            0.60     0.05     --    0.65         --         0.65
                    Large-Cap Value               0.85     0.08     --    0.93         --         0.93
                    --------------------------------------------------------------------------------------

                           /1/ Total adjusted net expenses for these
                               Portfolios in 1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.

                           /2/ Expenses are estimated. There were no actual
                               advisory fees or expenses for these Portfolios in 1999 because the Portfolios started after December 31, 1999.

                           /3/ Total adjusted net expenses for the Equity
                               Index Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the Portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this Portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.

                           + The Fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of Fund shares. There are no fees or charges to any Portfolio under this plan, although the Fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a Fund expense, it would represent approximately .0023% or less of any Portfolio's average daily net assets.

                      ---------------------------------------------------------
Examples is amended
                       The following is added to Examples on page 8 of the
                       Prospectus:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Contract Value starts at $65,000

                       . the Investment Options have an annual return of 5%

                       . the Annual Fee is deducted even when the Contract
                         Value goes over $50,000 and a waiver would normally apply.

                       without Rider reflects the expenses you would pay if you did not buy the optional Stepped-Up Death Benefit Rider (SDBR) or Premier Death Benefit Rider (PDBR).

                       with SDBR reflects the expenses you would pay if you bought the optional Stepped-Up Death Benefit Rider.

                       with PDBR reflects the expenses you would pay if you bought the optional Premier Death Benefit Rider.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   --------------------------------------------------------------------------------
                                                                               Expenses if you did
                                                                               not annuitize or
                                     Expenses if you      Expenses if you      surrender, but left
                                     annuitized           surrendered          the money in your
                                     your Contract ($)    your Contract ($)    Contract ($)
                   --------------------------------------------------------------------------------
                   Variable Account  1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   --------------------------------------------------------------------------------
                   Aggressive Equity
                   without Rider     104  71   122  261   104  143  122  261   23   71   122  261
                   with SDBR         106  77   132  281   106  149  132  281   25   77   132  281
                   with PDBR         108  82   140  296   108  154  140  296   27   82   140  296
                   --------------------------------------------------------------------------------
                   Emerging Markets
                   without Rider     109  85   144  305   109  157  144  305   28   85   144  305
                   with SDBR         111  90   154  324   111  162  154  324   30   90   154  324
                   with PDBR         112  95   161  338   112  167  161  338   31   95   161  338
                   --------------------------------------------------------------------------------
                   Diversified Research
                   without Rider     105  75   128  272   105  147  128  272   24   75   128  272
                   with SDBR         107  81   138  292   107  153  138  292   26   81   138  292
                   with PDBR         109  85   145  307   109  157  145  307   28   85   145  307
                   --------------------------------------------------------------------------------
                   Small-Cap Equity
                   without Rider     102  64   110  236   102  136  110  236   21   64   110  236
                   with SDBR         104  70   120  257   104  142  120  257   23   70   120  257
                   with PDBR         105  75   128  272   105  147  128  272   24   75   128  272
                   --------------------------------------------------------------------------------
                   International Large-Cap
                   without Rider     107  81   138  292   107  153  138  292   26   81   138  292
                   with SDBR         109  87   147  311   109  159  147  311   28   87   147  311
                   with PDBR         111  91   155  326   111  163  155  326   30   91   155  326
                   --------------------------------------------------------------------------------
                   Equity
                   without Rider     103  66   114  245   103  138  114  245   22   66   114  245
                   with SDBR         105  73   124  265   105  145  124  265   24   73   124  265
                   with PDBR         106  77   132  280   106  149  132  280   25   77   132  280
                   --------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without Rider     112  94   160  335   112  166  160  335   31   94   160  335
                   with SDBR         114  100  169  354   114  172  169  354   33   100  169  354
                   with PDBR         115  104  176  367   115  176  176  367   34   104  176  367
                   --------------------------------------------------------------------------------
                   Multi-Strategy
                   without Rider     103  67   114  246   103  139  114  246   22   67   114  246
                   with SDBR         105  73   125  266   105  145  125  266   24   73   125  266
                   with PDBR         106  77   132  281   106  149  132  281   25   77   132  281
                   --------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                     Expenses if you       Expenses if you      surrender, but left
                                     annuitized            surrendered          the money in your
                                     your Contract ($)     your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account  1 yr  3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Equity Income
                   without Rider     103   67   114  246   103  139  114  246   22   67   114  246
                   with SDBR         105   73   125  266   105  145  125  266   24   73   125  266
                   with PDBR         106   77   132  281   106  149  132  281   25   77   132  281
                   ---------------------------------------------------------------------------------
                   Growth LT
                   without Rider     104   70   119  255   104  142  119  255   23   70   119  255
                   with SDBR         106   76   129  275   106  148  129  275   25   76   129  275
                   with PDBR         107   80   137  290   107  152  137  290   26   80   137  290
                   ---------------------------------------------------------------------------------
                   Mid-Cap Value
                   without Rider     105   74   126  269   105  146  126  269   24   74   126  269
                   with SDBR         107   80   136  289   107  152  136  289   26   80   136  289
                   with PDBR         108   84   144  304   108  156  144  304   27   84   144  304
                   ---------------------------------------------------------------------------------
                   Equity Index
                   without Rider     99    54   93   203   99   126  93   203   18   54   93   203
                   with SDBR         101   60   104  224   101  132  104  224   20   60   104  224
                   with PDBR         102   65   111  240   102  137  111  240   21   65   111  240
                   ---------------------------------------------------------------------------------
                   Small-Cap Index
                   without Rider     103   67   114  246   103  139  114  246   22   67   114  246
                   with SDBR         105   73   125  266   105  145  125  266   24   73   125  266
                   with PDBR         106   77   132  281   106  149  132  281   25   77   132  281
                   ---------------------------------------------------------------------------------
                   REIT
                   without Rider     108   82   140  297   108  154  140  297   27   82   140  297
                   with SDBR         110   88   150  316   110  160  150  316   29   88   150  316
                   with PDBR         111   93   157  330   111  165  157  330   30   93   157  330
                   ---------------------------------------------------------------------------------
                   International Value
                   without Rider     105   74   127  271   105  146  127  271   24   74   127  271
                   with SDBR         107   80   137  291   107  152  137  291   26   80   137  291
                   with PDBR         109   85   145  306   109  157  145  306   28   85   145  306
                   ---------------------------------------------------------------------------------
                   Government Securities
                   without Rider     102   66   112  242   102  138  112  242   21   66   112  242
                   with SDBR         104   72   123  262   104  144  123  262   23   72   123  262
                   with PDBR         106   76   130  277   106  148  130  277   25   76   130  277
                   ---------------------------------------------------------------------------------
                   Managed Bond
                   without Rider     102   65   112  241   102  137  112  241   21   65   112  241
                   with SDBR         104   71   122  261   104  143  122  261   23   71   122  261
                   with PDBR         106   76   130  276   106  148  130  276   25   76   130  276
                   ---------------------------------------------------------------------------------
                   Money Market
                   without Rider     100   57   99   213   100  129  99   213   19   57   99   213
                   with SDBR         102   63   109  234   102  135  109  234   21   63   109  234
                   with PDBR         103   68   116  250   103  140  116  250   22   68   116  250
                   ---------------------------------------------------------------------------------
                   High Yield Bond
                   without Rider     102   65   112  241   102  137  112  241   21   65   112  241
                   with SDBR         104   71   122  261   104  143  122  261   23   71   122  261
                   with PDBR         106   76   130  276   106  148  130  276   25   76   130  276
                   ---------------------------------------------------------------------------------
                   Large-Cap Value
                   without Rider     105   74   127  270   105  146  127  270   24   74   127  270
                   with SDBR         107   80   137  290   107  152  137  290   26   80   137  290
                   with PDBR         109   85   144  305   109  157  144  305   28   85   144  305
                   ---------------------------------------------------------------------------------

                                                                               3